Contingent Liabilities And Commitments	12 Months Ended
Dec. 31, 2019
Disclosure Of Contingent Liabilities Abstract [Abstract]
Disclosure Of Commitments And Contingent Liabilities Explanatory

39. Contingent Liabilities and Commitments

Details of payment guarantees as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Confirmed payment guarantees
Confirmed payment guarantees in Korean won
Payment guarantees for KB purchasing loan	￦	196,517	￦	161,314
Other payment guarantees		597,636		746,823

Sub-total		794,153		908,137

Confirmed payment guarantees in foreign currency
Acceptances of letter of credit		208,926		155,151
Letter of guarantees		53,210		49,754
Bid bond		51,528		37,765
Performance bond		604,311		718,097
Refund guarantees		592,925		1,022,646
Other payment guarantees in foreign currency		2,539,900		2,935,939

Sub-total		4,050,800		4,919,352

Financial guarantees
Payment guarantees for mortgage		50,497		47,384
Overseas debt guarantees		311,796		406,680
International financing guarantees in foreign currencies		110,070		231,685
Other financing payment guarantees		270,000		230,000

Sub-total		742,363		915,749

Total Confirmed acceptances and guarantees		5,587,316		6,743,238

Unconfirmed acceptances and guarantees
Guarantees of letter of credit		1,745,340		1,845,508
Refund guarantees		686,843		654,497

Total Unconfirmed acceptances and guarantees		2,432,183		2,500,005

Total	￦	8,019,499	￦	9,243,243

Payment guarantees that are exposed to credit risk as of December 31, 2018 and 2019, are as follows:

	2018
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Total
			Non-impaired		Impaired
			(In millions of Korean won)
Confirmed payment guarantees
Grade 1	￦	3,726,259	￦	179	￦	—	￦	3,726,438
Grade 2		1,571,258		29,034		—		1,600,292
Grade 3		84,251		13,585		—		97,836
Grade 4		30,443		117,166		420		148,029
Grade 5		—		171		14,550		14,721

Sub-total		5,412,211		160,135		14,970		5,587,316

Grade 1		1,102,478		1,747		—		1,104,225
Grade 2		1,180,137		17,795		—		1,197,932
Grade 3		25,749		16,225		—		41,974
Grade 4		9,627		66,186		—		75,813
Grade 5		—		219		12,020		12,239

Sub-total		2,317,991		102,172		12,020		2,432,183

Total	￦	7,730,202	￦	262,307	￦	26,990	￦	8,019,499

	2019
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				Total
			Non-impaired		Impaired
Confirmed payment guarantees
Grade 1	￦	4,220,046	￦	696	￦	—	￦	4,220,742
Grade 2		2,105,637		38,271		—		2,143,908
Grade 3		93,074		81,317		—		174,391
Grade 4		18,773		172,440		—		191,213
Grade 5		—		2,873		10,111		12,984

		6,437,530		295,597		10,111		6,743,238

Unconfirmed acceptances and guarantees
Grade 1		1,228,258		1,289		—		1,229,547
Grade 2		1,121,159		32,413		—		1,153,572
Grade 3		17,091		20,957		—		38,048
Grade 4		4,236		62,964		—		67,200
Grade 5		—		170		11,468		11,638

		2,370,744		117,793		11,468		2,500,005

	￦	8,808,274	￦	413,390	￦	21,579	￦	9,243,243

Acceptances and guarantees by counterparty as of December 31, 2018 and 2019, are as follows:

	2018
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Corporations	￦	4,775,838	￦	1,901,951	￦	6,677,789	83.27
Small companies		617,458		423,947		1,041,405	12.99
Public and others		194,020		106,285		300,305	3.74

Total	￦	5,587,316	￦	2,432,183	￦	8,019,499	100.00

	2019
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Corporations	￦	5,962,004	￦	1,904,346	￦	7,866,350	85.10
Small companies		650,612		397,539		1,048,151	11.34
Public and others		130,622		198,120		328,742	3.56

Total	￦	6,743,238	￦	2,500,005	￦	9,243,243	100.00

Acceptances and guarantees by industry as of December 31, 2018 and 2019, are as follows:

	2018
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	72,071	￦	3,736	￦	75,807	0.95
Manufacturing		2,981,245		1,451,657		4,432,902	55.27
Service		931,680		84,586		1,016,266	12.67
Whole sale & Retail		998,333		723,367		1,721,700	21.47
Construction		280,146		40,988		321,134	4.00
Public sector		165,571		36,256		201,827	2.52
Others		158,270		91,593		249,863	3.12

Total	￦	5,587,316	￦	2,432,183	￦	8,019,499	100.00

	2019
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	260,974	￦	23,999	￦	284,973	3.08
Manufacturing		3,373,220		1,627,840		5,001,060	54.11
Service		1,187,516		88,158		1,275,674	13.80
Whole sale & Retail		1,126,976		597,998		1,724,974	18.66
Construction		467,114		20,590		487,704	5.28
Public sector		107,481		81,895		189,376	2.05
Others		219,957		59,525		279,482	3.02

Total	￦	6,743,238	￦	2,500,005	￦	9,243,243	100.00

Commitments as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Commitments
Corporate loan commitments	￦	37,340,727	￦	41,930,407
Retail loan commitments		41,335,454		42,582,736
Credit line on credit cards		54,488,133		60,667,219
Purchase of other security investment and others		5,426,058		6,617,253

Sub-total		138,590,372		151,797,615

Financial Guarantees
Credit line		2,447,369		2,340,141
Purchase of security investment		436,800		591,500

Sub-total		2,884,169		2,931,641

Total	￦	141,474,541	￦	154,729,256

Other Matters (including litigation)

a) The Group has filed 102 lawsuits as a plaintiff (excluding minor lawsuits in relation to the collection or management of loans), involving aggregate claims of ￦458,195 million, and faces 207 lawsuits (as a defendant) (excluding minor lawsuits in relation to the collection or management of loans) involving aggregate damages of ￦193,002 million, which arose in the normal course of the business and are still pending as of December 31, 2019.

b) Kookmin bank made a construction contract building the integrated company building, amounting to ￦155,546 million; for the year ended December 31, 2019, the Bank has paid ￦41,598 million.

c) As at December 31, 2019, Kookmin Bank has entered into construction contracts amounting to ￦250,458 million related to the construction of The K Project(IT infrastructure construction business needed KB’s Digital Transformation to cope with change of IT technology and finance environment), and payments made up to December 31, 2019 amount to ￦60,462 million.

d) The face value of the securities which Kookmin Bank sold to general customers through the bank tellers amounts to ￦372 million and ￦372 million as of December 31, 2018 and 2019, respectively.

e) While setting up a fraud detection system, a computer contractor employed by the personal credit ratings firm Korea Credit Bureau caused a widespread data breach in June 2013, resulting in the theft of cardholders’ personal information. As a result of the leakage of customer personal information, the KB Kookmin Card received a notification from the Financial Services Commission that the KB Kookmin Card is subject to a temporary three-month operating suspension as of February 16, 2014. In respect of the incident, the Group faces 113 and 11 legal claims filed as a defendant, with an aggregate claim of ￦6,906 million and ￦444 million as of December 31, 2018 and 2019, respectively. A provision liability of ￦9,888 million and ￦2,549 million have been recognized for these pending lawsuits. In addition, the Group took out the personal information protection liability insurance. On the other hand, the further appeals can be filed against the Group, however, the final outcome cannot be reasonably measured.

f) As of December 31, 2019, the Group is not able to dispose, transfer or collateralize the shares of a joint-venture lease company or the right of shares to a third party without the written consent of Kolao Holdings for five years (the restriction period for the disposal of its equity) from the date of initial investment for KB KOLAO LEASING Co., LTD. Each party of the joint venture lease company may transfer all or part of its equity, as determined separately, after the restriction period for the disposal of its equity has expired. Meanwhile, according to the agreement, KB KOLAO LEASING Co., LTD. disposes affiliated receivables, which are overdue for more than three months, of Kolao Holdings to Lanexang Leasing Co., Ltd.

g) KB Securities is a professional private equity investment firm which sells private investment funds that loans capital to corporations (borrowers) who invest in rental apartment of disables in Australia. KB Securities sold ￦ 326,500 million in funds and trusts to individuals and institutional investors. However, KB Securities is in probable of a loss of investment principal because the operation of the funds became impossible due to a contract breach of a local borrower. In this regard, one lawsuit has been filed with the Group and there is a possibility of further lawsuits as of December 31, 2019. The expected loss from the lawsuit is reflected as provision and the result of the lawsuit is unpredictable as of now.

h) Regarding Lime Asset Management, KB Securities is holding PIS(Portfolio Index Swap) contract in related to Lime Thetis Qualified Investor Private Investment Trust No.2 and Lime Pluto FI Qualified Investor Private Investment Trust No.D-1, which are suspended to repurchase in fourth quarter of 2019 and KB Securities holds beneficiary certificates and TRS contracts as underlying asset amount to ￦ 403,700 million. On the other hand, KB Securities has sold feeder fund of applicable funds amounts to ￦ 68,100 million. Lime Asset Management conducted a due diligence on the assets of the suspended fund through an external evaluation agency and adjusted the base price based on the results of the due diligence. The Group measured the fair values of the fund and linked TRS based on the fund base price, which is adjusted by Lime Asset Management reflecting the results of the due diligence. Lime Asset Management has a repurchase and management plan in place, however, at the current status, either the availability or timing of repurchase of the fund cannot be predicted. There is possibility of lawsuit to be filed in the future, but the impact on the financial statements is unpredictable as of now.

i) Kookmin Bank signed a contract to take over a 70 percent share in Prasak(PRASAC Microfinance Institution Limited), a microcreditary finance company in Cambodia, for US$ 603 million from an existing stockholder on January 6, 2020. The Group is required to report this contract to the domestic and foreign financial authorities for approval in order to complete the contract.

The Group has signed an agreement with the existing shareholders of PRASAC. Existing shareholders of PRASAC have the right of put option to sell 30% of the remaining shares to the Group, and they are entitled to exercise their rights at the exercise price calculated on the basis of the adjustment book amount at the end of 2021 within six months from the issue date of the audit report or date when the adjusted book amount is confirmed. If existing shareholders do not exercise put option within the exercise period, the Group has the right of call option to buy the shares of existing shareholders within six months of the end of the put option exercisable period. All stockholders are restricted from selling shares or additional pledge before exercising the put option and call option.

j) KB Kookmin Card signed a stock sale agreement to acquire 80% of the shares of PT. Finansia Multi Finance, Indonesian financial company, for US$ 81 million in December 2019 and paid US$ 16 million in December 2019. In addition, KB Kookmin Card entered into a contract to acquire bonds, which includes the right to exchange 5% of PT. Finansia Multi Finance shares, issued by PT. Finansia Multi Finance shareholders for US$ 5 million.